Borrowings (Details) - Axis Bank [Member] - Indraprastha Cancer Society & Research Centre (RGCI) [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Borrowings [Line Items]
Issue line of credit	$ 452,818
Expiration period	666 days